SEGMENT REPORTING (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of operating segments [line items]
Number of reportable segments | segment	5
Sales of goods	¥ 2,679,500	¥ 2,048,654	¥ 2,899,382
Other operating revenues	61,384	56,070	58,486
Sales of goods and other operating revenues	2,740,884	2,104,724	2,957,868
Total segment operating income	94,628	13,669	86,516
Aggregate share of profits from associates and joint ventures	23,253	6,712	12,777
Aggregate investment income	298	37,744	919
Net finance costs	(9,010)	(9,510)	(10,051)
Earnings before income tax	109,169	48,615	90,161
Deferred tax assets	19,389	25,054
Total assets	1,889,255	1,738,896	1,765,702
Income tax payable	4,809	6,586
Long-term debts	78,300	72,037
Loans from Sinopec Group Company and fellow subsidiaries	16,563	17,042
Deferred tax liabilities	7,910	8,124
Total liabilities	974,181	851,194	883,624
Capital expenditure	167,948	137,104	148,207
Depreciation, depletion and amortization	115,680	107,461	109,643
Impairment losses on long-lived assets	10,035	14,629	356
Non-current assets	1,309,365	1,253,049	1,293,654
Mainland China
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	2,166,040	1,720,695	2,122,753
Non-current assets	1,268,814	1,216,267	1,240,949
Singapore
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	278,024	215,846	505,672
Others
Disclosure of operating segments [line items]
Sales of goods and other operating revenues	296,820	168,183	329,443
Non-current assets	40,551	36,782	52,705
Operating segment
Disclosure of operating segments [line items]
Total assets	1,410,148	1,307,467	1,449,348
Total liabilities	810,880	703,717	713,307
Elimination of inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	(2,109,426)	(1,371,215)	(1,903,725)
Total segment operating income	(4,421)	4,417	(40)
Unallocated amounts
Disclosure of operating segments [line items]
Interest in associates and joint ventures	209,179	188,342	152,204
Financial assets at fair value through other comprehensive income	767	1,525	1,521
Deferred tax assets	19,389	25,054	17,616
Cash and cash equivalents, time deposits with financial institutions	221,989	188,057	128,052
Other unallocated assets	27,783	28,451	16,961
Short-term debts	35,252	23,769	40,521
Income tax payable	4,809	6,586	3,267
Long-term debts	78,300	72,037	49,208
Loans from Sinopec Group Company and fellow subsidiaries	16,563	17,042	52,915
Deferred tax liabilities	7,910	8,124	6,809
Other unallocated liabilities	20,467	19,919	17,597
Exploration and production
Disclosure of operating segments [line items]
Sales of goods	156,026	104,524	111,114
Other operating revenues	6,674	5,718	10,283
Aggregate share of profits from associates and joint ventures	2,783	2,117	3,167
Aggregate investment income	55	13,118	(19)
Capital expenditure	68,148	56,416	61,739
Depreciation, depletion and amortization	52,880	46,273	50,732
Impairment losses on long-lived assets	2,467	8,495	3
Exploration and production | Operating segment
Disclosure of operating segments [line items]
Sales of goods	243,324	162,037	200,429
Total segment operating income	4,685	(16,476)	9,284
Total assets	371,100	354,024	410,950
Total liabilities	166,486	163,588	167,933
Exploration and production | Elimination of inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	87,298	57,513	89,315
Refining
Disclosure of operating segments [line items]
Sales of goods	167,948	113,214	140,837
Other operating revenues	5,161	4,633	5,460
Aggregate share of profits from associates and joint ventures	662	(2,516)	(640)
Aggregate investment income	(10)	14,941	59
Capital expenditure	22,469	24,756	31,372
Depreciation, depletion and amortization	20,743	20,090	19,718
Impairment losses on long-lived assets	860	1,923	256
Refining | Operating segment
Disclosure of operating segments [line items]
Sales of goods	1,380,403	939,433	1,218,273
Total segment operating income	65,279	(5,525)	30,706
Total assets	304,785	270,766	321,442
Total liabilities	146,763	136,980	122,371
Refining | Elimination of inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	1,212,455	826,219	1,077,436
Marketing and distribution
Disclosure of operating segments [line items]
Sales of goods	1,367,605	1,062,447	1,393,557
Other operating revenues	36,864	34,905	33,247
Aggregate share of profits from associates and joint ventures	3,731	2,200	3,309
Aggregate investment income	3	8,980	73
Capital expenditure	21,897	25,403	29,566
Depreciation, depletion and amortization	23,071	23,196	21,572
Impairment losses on long-lived assets	1,211	536	80
Marketing and distribution | Operating segment
Disclosure of operating segments [line items]
Sales of goods	1,374,680	1,067,301	1,397,716
Total segment operating income	21,204	20,828	29,107
Total assets	377,499	373,430	399,242
Total liabilities	228,826	234,309	226,531
Marketing and distribution | Elimination of inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	7,075	4,854	4,159
Chemicals
Disclosure of operating segments [line items]
Sales of goods	424,774	322,169	429,367
Other operating revenues	10,487	8,758	7,646
Aggregate share of profits from associates and joint ventures	11,323	1,723	4,611
Aggregate investment income	(54)	(61)	578
Capital expenditure	51,648	28,217	23,551
Depreciation, depletion and amortization	16,093	14,830	14,755
Impairment losses on long-lived assets	5,332	3,675	17
Chemicals | Operating segment
Disclosure of operating segments [line items]
Sales of goods	495,016	362,871	507,845
Total segment operating income	11,106	10,818	17,395
Total assets	222,803	190,789	186,028
Total liabilities	69,977	49,625	58,591
Chemicals | Elimination of inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	70,242	40,702	78,478
Corporate and others
Disclosure of operating segments [line items]
Sales of goods	563,147	458,154	824,507
Other operating revenues	2,198	2,056	1,850
Aggregate share of profits from associates and joint ventures	4,754	3,188	2,330
Aggregate investment income	304	766	228
Capital expenditure	3,786	2,312	1,979
Depreciation, depletion and amortization	2,893	3,072	2,866
Impairment losses on long-lived assets	165
Corporate and others | Operating segment
Disclosure of operating segments [line items]
Sales of goods	1,295,503	888,227	1,478,844
Total segment operating income	(3,225)	(393)	64
Total assets	133,961	118,458	131,686
Total liabilities	198,828	119,215	137,881
Corporate and others | Elimination of inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	¥ 732,356	¥ 430,073	¥ 654,337